LONG-TERM DEBT	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
LONG-TERM DEBT
16.	LONG-TERM DEBT

		December 31	December 31
	Maturity Date	2018	2017
		$	$
National Bank of Canada mortgage variable interest of bank rate plus 0.65%	February 2019	2,503,064	-

Less: current portion		(2,503,064)	-

Long-term portion		-	-

The mortgage held by National Bank of Canada, has an amortization period of twenty years, is payable monthly in the amount of $11,444 plus interest, and is secured by the property held by Verdélite Property Holdings Inc.

During the year ended December 31, 2018, the Company paid $86,490 (December 31, 2017 – $Nil) in interest on mortgage.